Cover	Feb. 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 20, 2025
Entity File Number	333-281888
Entity Registrant Name	MONEYLINE SPORTS, INC.
Entity Central Index Key	0001989150
Entity Tax Identification Number	92-3700273
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	66 Hudson Blvd East
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	465-3227
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false